Financial instruments and risk management (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 3,035,501	R$ 3,770,946	R$ 4,969,825
Inflow		503,351
Cancellation
Financial charges	240,493	261,094	319,861
Net foreign exchange variations	(3,558)	57,125	(115,283)
Payments of principal	(387,312)	(1,413,497)	(1,197,950)
Payment of interest	(106,401)	(143,518)	(205,507)
Ending balance	2,778,723	3,035,501	3,770,946
Additions
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,575,846	12,256,775	12,831,865
Inflow	2,933,767	2,639,801
Cancellation	(179,003)	(493,143)	(1,072,708)
Financial charges	1,644,044	1,471,288	1,365,024
Net foreign exchange variations
Payments of principal	(1,563,393)	(1,838,667)	(1,812,508)
Payment of interest	(1,646,393)	(1,460,208)	(1,420,557)
Ending balance	13,764,868	12,575,846	12,256,775
Additions			2,365,659
Derivative Financial Instruments Assets Liabilitie [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(678,434)	(567,698)	(508,251)
Inflow		(20,370)
Cancellation	522,822
Financial charges	38,969	136,107	95,115
Net foreign exchange variations	3,544	(57,143)	115,282
Payments of principal	7,275	(13,255)	(13,987)
Payment of interest	(177,668)	(156,075)	(378,075)
Ending balance	R$ (283,492)	R$ (678,434)	(567,698)
Additions			R$ 122,218